Earnings (Loss) per Share - Summary of Calculations of Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Weighted-average number of shares outstanding	44,123,654	44,125,288	45,393,602
Weighted-average number of shares — basic	44,123,654	44,125,288	45,393,602
Effect of dilutive instruments — share-based compensation (note 23)	729,292	745,163	470,985
Effect of potentially dilutive instruments — optionally convertible securities (note 18.2)			1,457,554
Weighted-average number of shares — diluted	44,852,946	44,870,451	47,322,141
Net income (loss) from continuing operations	$ 788	$ (1,347)	$ 81
Less: non-controlling interest net income (loss)	25	21	36
Controlling interest net income (loss) from continuing operations	763	(1,368)	45
Plus: after tax interest expense on mandatorily convertible securities			1
Controlling interest net income (loss) from continuing operations — for basic earnings per share calculations	763	(1,368)	46
Plus: after tax interest expense on optionally convertible securities		4	18
Controlling interest net income (loss) from continuing operations — for diluted earnings per share calculations	763	(1,364)	64
Net income from (loss) discontinued operations	$ (10)	$ (99)	$ 98
Basic earnings per share
Controlling interest basic earnings (loss) per share	$ 0.0171	$ (0.0332)	$ 0.0031
Controlling interest basic earnings (loss) per share from continuing operations	0.0173	(0.0310)	0.0010
Controlling interest basic earnings (loss) per share from discontinued operations	(0.0002)	(0.0022)	0.0021
Diluted earnings per share
Controlling interest diluted earnings (loss) per share	0.0168	(0.0332)	0.0031
Controlling interest diluted earnings (loss) per share from continuing operations	0.0170	(0.0310)	0.0010
Controlling interest diluted (loss) earnings per share from discontinued operations	$ (0.0002)	$ (0.0022)	$ 0.0021